Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
10. Intangible Assets, Net
Intangible assets, net
,
consisted of the following:

	As of December 31, 2023				As of December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Impairment Amount (iv)	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Impairment Amount (iv)	Net Carrying Amount
Finite-lived intangible assets
VPT (i)	2,586,911	(43,115)	—	2,543,796	2,586,911	(301,806)	—	2,285,105
Robotics platform technology (ii)	777,711	(19,443)	—	758,268	777,711	(97,214)	—	680,497
VMT (i)	—	—	—	—	609,170	(50,764)	—	558,406
Software	542,335	(287,943)	(35,130)	219,262	725,879	(424,821)	(35,130)	265,928
License of maintenance and overhauls	2,290	(2,290)	—	—	2,290	(2,290)	—	—
Others (iii)	12,033	(417)	—	11,616	12,033	(2,143)	—	9,890

Total finite-lived intangible assets	3,921,280	(353,208)	(35,130)	3,532,942	4,713,994	(879,038)	(35,130)	3,799,826

Indefinite-lived intangible assets
Manufacturing license	494,000	—	—	494,000	494,000	—	—	494,000
Surveying and mapping qualification	250,000	—	—	250,000	250,000	—	—	250,000
VMTUD (i)	609,170	—	—	609,170	—	—	—	—
Others (iii)	62,880	—	—	62,880	66,643	—	—	66,643

Total indefinite-lived intangible assets	1,416,050	—	—	1,416,050	810,643	—	—	810,643

Total intangible assets	5,337,330	(353,208)	(35,130)	4,948,992	5,524,637	(879,038)	(35,130)	4,610,469

The Group recorded amortization expense of RMB65,714, RMB230,501 and RMB537,669 for the years ended December 31, 2022, 2023 and 2024, respectively.

Total future amortization expenses for finite-lived intangible assets were estimated as follows:

Within 1 year	549,449
Between 1 and 2 years	520,888
Between 2 and 3 years	507,843
Between 3 and 4 years	499,993
Between 4 and 5 years	436,473
Thereafter	1,285,180

Total	3,799,826

(i)
The useful life of VPT acquired in the business combination of Xiaoju Smart Auto Co. Limited and its wholly-owned subsidiaries (“Xiaoju Group”) is assessed to be 10 years. The VMTUD acquired through business combination is considered indefinite-lived until the completion of the associated research and development efforts and a determination related to commercial feasibility. As of December 31, 2024, the VMTUD was transferred into
VMT as finite-lived intangible
 assets
upon
its completion and
 its estimated useful life
is assessed to be 5 years. Research and development expenditures that are incurred after the acquisition, including those for completing the research and development activities, are expensed as incurred.
No impairment was recognized for these assets as of December 31, 2023 and 2024.

(ii)
Dogotix Inc. (“Dogotix”) is primarily engaged in research and development of robots with human-robot interaction functions since 2021. On September 29, 2023, the Group entered into share purchase agreements to acquire 74.82% of the equity interest of Dogotix for a cash consideration of US$98.96 million (approximated to RMB710 million). Upon completion of the acquisition on October 9, 2023, Dogotix became a wholly-owned subsidiary of the Group. The fair value of the 25.18% equity interest in Dogotix previously held by the Group amounted to RMB205 million at the acquisition date. The total consideration amounted to RMB915 million. Substantially all of the fair value of the gross assets (excluding cash and cash equivalents, deferred tax assets, and consideration transferred in excess resulting from the effects of deferred tax liabilities) acquired was concentrated in the robotics platform technology. The acquisition was determined to be an asset acquisition for accounting purposes. The Group accounted for the acquisition of the robotics platform technology as an intangible asset with a total cost of RMB778 million. The useful life of this asset is assessed to be 10 years. No impairment was recognized for the asset as of December 31, 2023 and 2024.

(iii)
As of December 31, 2024, other finite-lived intangible assets included trademarks, domain names and patents amounting to RMB2,280, RMB2,026 and RMB5,584, respectively. As of December 31, 2023, other finite-lived intangible assets included trademarks, domain names and patents amounting to RMB2,626, RMB2,554 and RMB6,436, respectively. As of December 31, 2024, other indefinite-lived intangible assets included license plate amounting to RMB44,643 and insurance agency qualification amounting to RMB22,000. As of December 31, 2023, other indefinite-lived intangible assets included license plate amounting to RMB40,880 and insurance agency qualification amounting to RMB22,000.

(iv)	Impairment loss es of RMB26,418, RMB8,712 and nil were recognized for the years ended December 31, 2022, 2023 and 2024, respectively, primarily due to the phase out of certain software.